Disclosure of detailed information about tax pools available (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Deferred tax assets	$ 132,517	$ 131,099	$ 134,417
Non-capital losses [Member]
Statements Line Items
Deferred tax assets	93,971
Canada [Member]
Statements Line Items
Deferred tax assets	61,207	58,723	56,067
Canada [Member] | Exploration and development expenditures [Member]
Statements Line Items
Deferred tax assets	17,810	17,100	16,750
Canada [Member] | Unamortized share issue costs [Member]
Statements Line Items
Deferred tax assets	176	261	292
Canada [Member] | Capital losses [Member]
Statements Line Items
Deferred tax assets	8,242	8,242	8,242
Canada [Member] | Non-capital losses [Member]
Statements Line Items
Deferred tax assets	34,979	33,120	30,783
United States [Member]
Statements Line Items
Deferred tax assets	71,310	72,376	78,350
United States [Member] | Exploration and development expenditures [Member]
Statements Line Items
Deferred tax assets	9,317	15,883	17,149
United States [Member] | Undeducted expenses [Member]
Statements Line Items
Deferred tax assets	3,001	2,760	2,954
United States [Member] | Non-capital losses [Member]
Statements Line Items
Deferred tax assets	$ 58,992	$ 53,733	$ 58,247